Offerings	Oct. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference Shares, $0.0001 par value per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 60,900.00
Offering Note	There are being registered hereunder such indeterminate number of Class A Ordinary Shares, such indeterminate number of Preference Shares, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase Class A Ordinary Shares, Preference Shares and/or debt securities as may be sold from time to time by the Registrant, which collectively shall have a maximum aggregate offering price not to exceed $700,000,000. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The $700,000,000 of securities registered hereunder includes $114,044,900 of Class A Ordinary Shares that may be offered, issued and sold pursuant to that certain Sales Agreement, dated September 3, 2024 by and between the Registrant and Leerink Partners LLC (as amended on October 27, 2026). The securities registered hereunder also include such indeterminate number of Class A Ordinary Shares and Preference Shares and such indeterminate principal amount of debt securities as may be issued upon conversion or exchange of debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of Class A Ordinary Shares and Preference Shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. The proposed maximum offering price per unit and maximum aggregate offering price per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and are not specified as to each class of security pursuant to General Instruction I.D. and Instruction 2.A.iii.c. to the Calculation of Filing Fee Tables and Related Disclosure under Item 16(b) of Form S-3 under the Securities Act. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act based on the proposed maximum aggregate offering price of $700,000,000 of securities that may be issued and sold from time to time under the prospectus contained in this registration statement.